CONSOLIDATED STATEMENTS OF CASH FLOWS (Parenthetical) $ in Thousands	12 Months Ended
	Dec. 31, 2023 CNY (¥)	Dec. 31, 2022 CNY (¥)	Dec. 31, 2021 USD ($)
Proceeds from issuance of convertible senior notes, net of inssuance costs	¥ 0	¥ 0	$ 23,402